Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2023	2024
Machinery and equipment	4,647,957	4,826,529
Buildings (ii)	4,125,849	4,207,967
Molds and toolings	2,179,681	3,012,412
Construction in process (i)	663,640	1,688,556
Leasehold improvements	695,972	649,574
Vehicles	898,607	615,905
Charging infrastructure	385,832	474,995
Computer and electronic equipment	388,071	425,386
Others	226,905	259,034

Sub-total	14,212,514	16,160,358

Less: Accumulated depreciation (iii)	(3,151,019)	(4,467,049)
Less: Impairment (iv)	(107,010)	(171,446)

Property, plant and equipment, net	10,954,485	11,521,863